ACCOUNTS RECEIVABLE - Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts
Balance at beginning of year	¥ 21,952	¥ 11,014	¥ 5,384
Provisions	14,527	22,799	11,701
Write-offs	(9,681)	(11,861)	(6,071)
Balance at end of year	¥ 26,798	¥ 21,952	¥ 11,014